August 4, 2004

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington DC 20549

Re:    Registration Statement on Form S-1 for Google Inc.

Ladies and Gentlemen:

Transmitted herewith is a Registration Statement on Form S-1 (the “Form S-1”), together with certain exhibits thereto, to be filed pursuant to the Securities Act of 1933, as amended (the “Act”), by Google Inc., a Delaware corporation (“Google”). The Form S-1 registers shares of Google’s Class A Common Stock and Class B Common Stock to be offered by Google in connection with a registered rescission offer, as described in the Form S-1. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Google for five years. In payment of the registration fee, the amount of $3,444.96 was transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

Google desires to launch the rescission offer within 15 days of its initial public offering. Thus, we respectfully request your providing us with a letter of comments respecting the Form S-1 at your earliest convenience.

Pursuant to Rule 461(a) of the Act, Google hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally.

If you should have any questions regarding the above or the Form S-1, please do not hesitate to call the undersigned, or Donald Harrison of our office at (650) 493-9300. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

a Professional Corporation

/s/ CHRISTIAN MONTEGUT

Christian Montegut, Esq.

cc:    David Drummond, Esq.

Jeffery Donovan, Esq.

David Segre, Esq.

Larry Sonsini, Esq.

Donald Harrison, Esq.